Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements of Assets and Liabilities

The following table sets forth the fair value of the Company’s financial assets that were measured at fair value on a recurring basis as of December 31, 2015 (in thousands):

	Level 1	Level 2	Level 3	Total
Money market funds	$81	$—	$—	$81
Certificates of deposit	—	250	—	250
Commercial paper	—	898	—	898
Corporate debt	—	5,211	—	5,211
U.S. Government agencies	—	19,548	—	19,548

Total	$81	$25,907	$—	$25,988

The following table sets forth the fair value of our financial assets that were measured at fair value on a recurring basis as of December 31, 2014 (in thousands):

	Level 1	Level 2	Level 3	Total
Money market funds	$1,558	$—	$—	$1,558
Certificates of deposit	—	350	—	350
Marketable equity security	155	—	—	155
Commercial paper	—	1,250	—	1,250
Corporate debt	—	7,740	—	7,740
U.S. Government agencies	—	22,675	—	22,675

Total	$1,713	$32,015	$—	$33,728

Summary of Money Market Funds and Available-for-Sale Securities

The following is a summary of available-for-sale securities as of December 31, 2015 and 2014 (in thousands):

	December 31, 2015
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Money market funds	$81	$—	$—	$81
Certificates of deposit	250	—	—	250
Commercial paper	898	—	—	898
Corporate debt	5,215	1	(5)	5,211
U.S. Government agencies	19,558	1	(11)	19,548

	$26,002	$2	$(16)	$25,988

Reported as:
Cash and cash equivalents	$281	$—	$—	$281
Short-term investments	25,471	2	(16)	25,457
Long-term restricted investments	250	—	—	250

	$26,002	$2	$(16)	$25,988

	December 31, 2014
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Money market funds	$1,558	$—	$—	$1,558
Certificates of deposit	350	—	—	350
Marketable equity security	—	155	—	155
Commercial paper	1,250	—	—	1,250
Corporate debt	7,744	—	(4)	7,740
U.S. Government agencies	22,678	2	(5)	22,675

	$33,580	$157	$(9)	$33,728

Reported as:
Cash and cash equivalents	$1,558	$—	$—	$1,558
Short-term investments	29,867	157	(8)	30,016
Long-term investments	1,805	—	(1)	1,804
Long-term restricted investments	350	—	—	350

	$33,580	$157	$(9)	$33,728

Summary of Cost and Estimated Fair Value of Available-for-Sale Securities by Contractual Maturity

The following is a summary of the cost and estimated fair value of available-for-sale securities at December 31, 2015, by contractual maturity (in thousands):

	December 31, 2015
	Amortized Cost	Estimated Fair Value
Mature in one year or less	$25,921	$25,907
Mature after one year through five years	—	—

	$25,921	$25,907